Convertible notes (Tables)	6 Months Ended
Sep. 30, 2012
Convertible notes [Abstract]
Schedule of Convertible Notes
	September 30,
	2012	2012
	RMB	US$

Principal amount of the KKR Notes	413,643	65,817
Cumulative interest payable	8,926	1,420
Carrying amount	422,569	67,237

Schedule of Interest Relating to KKR Notes
	Three months ended September 30,		Six months ended September 30,
	2012	2012	2012	2012
	RMB	US$	RMB	US$

KKR Notes interest incurred	12,512	1,991	21,337	3,395
Amortization of debt issuance costs	767	122	1,225	195
Total interest expense	13,279	2,113	22,562	3,590